Transactions with Related Parties - Cardiff Marine Inc (Details)	12 Months Ended	8 Months Ended		12 Months Ended				11 Months Ended	12 Months Ended
	Jan. 03, 2011 USD ($)	Aug. 31, 2010 Cardiff Marine [Member] USD ($)	Aug. 31, 2010 Cardiff Marine [Member] EUR (€)	Dec. 31, 2011 Cardiff Marine [Member] USD ($)	Dec. 31, 2010 Cardiff Marine [Member] USD ($)	Dec. 31, 2010 Cardiff Marine [Member] EUR (€)	Dec. 31, 2009 Cardiff Marine [Member] USD ($)	Dec. 01, 2010 Global Services Agreement with Cardiff [Member]	Dec. 31, 2011 Global Services Agreement with Cardiff [Member] USD ($)	Dec. 21, 2010 Drillship Management Ageement with Cardiff [Member] USD ($)
Management fee per month per drillship										$ 40
Chartering commission		1.25%	1.25%		1.25%	1.25%				1.25%
Commission on shipyard payment or purchase price										1.00%
Commission on loan financing or refinancing		0.20%	0.20%							1.00%
Commission on insurance premiums		5.00%	5.00%							2.00%
Fees paid for employment arrangements									2,357,000
Commissions in connection with employment arrangements								10.00%
Commission on purchase or sale price of vessels and rigs		1.00%	1.00%		1.00%	1.00%		0.75%
Management fixed fee per vessel per day	2,202	786	607		1,943	1,500
Professional Services - SOX compliance		137	106
Extra Superintendents Fee		683	527		648	500
Professional Fees					1,983,000		3,056,000
Fee for commercial operations and freight collections		118	91
Fees per person per day for claims		205	158
Financial accounting services fee per day per vessel		157	121
Quarterly fees for financial accounting services		341,396	263,626
Annual management fee adjustment minimum	3.00%				3.00%	3.00%
Annual management fee adjustment maximum					5.00%	5.00%
Construction supervisory fee					10.00%	10.00%
Financial reporting requirements services fees		$ 250,000		$ 250,000